CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 763,814	$ 411,936
Accounts receivable	18,385
Research and development tax credit receivable	981,568	1,520,837
Prepaid expenses and other current assets	259,046	179,383
Total current assets	2,022,813	2,112,156
Property, plant equipment, net of accumulated depreciation of $908,238 and $677,488	682,325	743,018
Derivative asset for embedded conversion feature		1,406,996
Right-of-use assets, net	236,123	391,651
Other assets	8,408	6,116
Total assets	2,949,669	4,659,937
Liabilities and Shareholders' Equity (Deficit)
Accounts payable and accrued expenses	860,633	1,055,545
Current lease liabilities	217,313	139,477
Total current liabilities	1,077,946	1,195,022
Convertible notes payable, net of unamortized debt discount and issuance costs		8,313,121
Non-current lease liabilities	20,475	234,228
Total liabilities	1,098,421	9,742,371
Shareholders' Equity (Deficit):
Common shares, par value 0.00001 per share, 1,207,736,563 and 193,541,219 shares issued, and outstanding, at December 31, 2020 and December 31, 2019, respectively*	16,169	2,921
Share premium	61,261,035	30,923,220
Accumulated other comprehensive loss	(1,479,841)	(1,195,628)
Accumulated deficit	(57,946,115)	(34,812,947)
Total Shareholders' equity (deficit)	1,851,248	(5,082,434)
Total Liabilities and Shareholders' Equity (Deficit)	$ 2,949,669	$ 4,659,937